Derivative Financial Instruments and Hedging (Notional Amounts of Derivative Instruments and Other, Fair Values of Derivative Instruments and Other before Offsetting) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023		Mar. 31, 2022
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	¥ 72,398		¥ 51,366
Derivative liabilities, Fair value	71,366		105,705
Interest rate swap agreements | Derivatives designated as hedging instruments and other
Derivatives, Fair Value [Line Items]
Notional amount	568,864		511,224
Interest rate swap agreements | Derivatives designated as hedging instruments and other | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	22,798		9,570
Interest rate swap agreements | Derivatives designated as hedging instruments and other | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	3,311		8,170
Interest rate swap agreements | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	464		432
Interest rate swap agreements | Derivatives not designated as hedging instruments | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	0		0
Interest rate swap agreements | Derivatives not designated as hedging instruments | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	8		12
Options held/written and other | Derivatives designated as hedging instruments and other
Derivatives, Fair Value [Line Items]
Notional amount	9,486		847
Options held/written and other | Derivatives designated as hedging instruments and other | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	52		11
Options held/written and other | Derivatives designated as hedging instruments and other | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	88		0
Options held/written and other | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	632,211		794,774
Options held/written and other | Derivatives not designated as hedging instruments | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	30,435		25,653
Options held/written and other | Derivatives not designated as hedging instruments | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	28,335		21,562
Futures, foreign exchange contracts | Derivatives designated as hedging instruments and other
Derivatives, Fair Value [Line Items]
Notional amount	933,988		944,282
Futures, foreign exchange contracts | Derivatives designated as hedging instruments and other | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	2,735		445
Futures, foreign exchange contracts | Derivatives designated as hedging instruments and other | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	26,217		51,953
Futures, foreign exchange contracts | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	788,361	[1]	725,685	[2]
Futures, foreign exchange contracts | Derivatives not designated as hedging instruments | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	15,050	[1]	15,561	[2]
Futures, foreign exchange contracts | Derivatives not designated as hedging instruments | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	10,978	[1]	19,490	[2]
Foreign currency swap agreements | Derivatives designated as hedging instruments and other
Derivatives, Fair Value [Line Items]
Notional amount	99,878		78,445
Foreign currency swap agreements | Derivatives designated as hedging instruments and other | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	1,325		126
Foreign currency swap agreements | Derivatives designated as hedging instruments and other | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	2,426		4,518
Foreign currency long-term debt | Derivatives designated as hedging instruments and other
Derivatives, Fair Value [Line Items]
Notional amount	748,396		690,381
Foreign currency long-term debt | Derivatives designated as hedging instruments and other | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	0		0
Foreign currency long-term debt | Derivatives designated as hedging instruments and other | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	0		¥ 0
Credit derivatives held/written | Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	1,098
Credit derivatives held/written | Derivatives not designated as hedging instruments | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	3
Credit derivatives held/written | Derivatives not designated as hedging instruments | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	¥ 3

[1]	The notional amounts of futures and foreign exchange contracts in the above table include futures contracts of ¥14,758 million and foreign exchange contracts of ¥5,554 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at March 31, 2023, respectively. Derivative assets in the above table include fair value of the futures and foreign exchange contracts before offsetting of ¥52 million and ¥12 million and derivative liabilities include fair value of the futures and foreign exchange contracts before offsetting of ¥200 million and ¥179 million at March 31, 2023, respectively.
[2]	The notional amounts of futures and foreign exchange contracts in the above table include futures contracts of ¥15,088 million and foreign exchange contracts of ¥7,415 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at March 31, 2022, respectively. Derivative assets in the above table include fair value of the futures and foreign exchange contracts before offsetting of ¥79 million and ¥57 million and derivative liabilities include fair value of the futures and foreign exchange contracts before offsetting of ¥1,325 million and ¥378 million at March 31, 2022, respectively.